Notes relating to the consolidated statement of financial position	12 Months Ended
Dec. 31, 2017
Notes relating to the consolidated statement of financial position
Notes relating to the consolidated statement of financial position

4. Notes relating to the consolidated statement of financial position

4.1         Intangible assets

(in thousands of €)
Opening balance as on January 1, 2015
Cost	€67
Accumulated amortization	(60)
Book value at the beginning of the year	7
Movements
Additions	5
Amortization	(5)
Balance as on December 31, 2015
Cost	72
Accumulated amortization	(65)
Book value at year end	7
Movements
Additions	21
Amortization	(11)
Balance as on December 31, 2016
Cost	93
Accumulated amortization	(76)
Book value at year end	17
Movements
Additions	6
Amortization	(10)
Balance as on December 31, 2017
Cost	99
Accumulated amortization	(86)
Book value at year end	€13

The intangible assets correspond to software. There are no commitments to acquire additional intangible assets.

No intangible assets are pledged as security for liabilities nor are there any intangible assets whose title is restricted.

4.2         Property, plant and equipment

		Office and lab
(in thousands of €)	IT equipment	equipment	Total
Opening balance as on January 1, 2015
Cost	€63	€935	€998
Accumulated depreciation	(48)	(784)	(832)
Book value at the beginning of the year	15	151	166
Movements
Additions	30	244	274
Depreciation	(18)	(173)	(191)
Closing balance as on December 31, 2015
Cost	93	1,179	1,272
Accumulated depreciation	(66)	(957)	(1,023)
Book value at year end	27	222	249
Movements
Additions	115	725	840
Depreciation	(38)	(285)	(323)
Closing balance as on December 31, 2016
Cost	208	1,904	2,112
Accumulated depreciation	(104)	(1,242)	(1,346)
Book value at year end	104	662	766
Movements
Additions	25	321	346
Cost of disposals	—	(69)	(69)
Depreciation	(53)	(372)	(425)
Accumulated depreciation on disposals	—	58	58
Closing balance as on December 31, 2017
Cost	233	2,156	2,389
Accumulated depreciation	(157)	(1,556)	(1,713)
Book value at year end	€76	€600	€676

There are no commitments to acquire property, plant and equipment. Furthermore, no items of property, plant and equipment are pledged.

4.3         Non‑current financial assets

Non‑current financial assets consist of a minority participation in Bird Rock Bio, Inc. (formerly RuiYi, Inc.) (Bird Rock Bio). The Company has no significant influence over these investments. This investment is classified as “available for sale”—investment and if no reliable fair value measurements are available, valued at cost. At the end of 2017, this investment was recorded at cost as no reliable fair value information was available.

In December 2017, the Company sold the minority participation in FairJourney Biologics LDA, recorded at cost at the end of 2016 as no reliable fair value information was available at that time, and realized a gain of €0.9 million. This gain is reported in the income statement as financial income.

4.4         Other non‑current assets

On December 31, 2017, the Group had a total receivable of €0.9 million in relation with the sale of its minority participation in FairJourney Biologics LDA in December 2017. The amount of any services to be rendered by FairJourney Biologics LDA invoiced until December 31, 2019, will be considered as a payment in-kind to be off-set against the receivable generated by the sale of the minority participation. €0.1 million of this receivable has a long term maturity (more than 12 months) and has been recorded as “Other non-current assets”. The balance of €0.8 million has a short term maturity and has been recorded as “Trade and other receivables”, see note 4.7.

4.5         Research and development incentive receivables

	Year Ended
	December 31,
(in thousands of €)	2017	2016	2015
Research and development incentive receivables—current	€158	€163	€—
Research and development incentive receivables—non-current	3,033	2,046	1,568
	€3,191	€2,209	€1,568

On December 31, 2017, the Group has recorded a tax receivable of €3.2 million compared to €2.2 million on December 31, 2016, in relation with a research and development incentive tax scheme in Belgium under which the research and development incentives can be refunded after five years if not offset against future income tax expense. The research and development incentives are recorded in other operating income (see note 5.2) in the consolidated statement of profit and loss and other comprehensive income. These amounts are expected to be gradually reimbursed in cash as from 2018 onwards.

4.6         Restricted cash

	Year Ended
	December 31,
(in thousands of €)	2017	2016	2015
Non‑current restricted cash
Rental guarantees	€256	€244	€—
Escrow account > 1 year	—	905	—
Total non‑current	€256	€1,149	€—
Current restricted cash
Escrow account < 1 year	1,692	786	—
Total restricted cash	€1,948	€1,935	€—

On December 31, 2017, the Group had a total amount of €1.9 million of restricted cash. This amount is split as follows:

•

A non‑current part for an amount of €0.25 million with a long term maturity (more than 12 months) and mainly relating to a deposit guarantee paid under the lease agreement for the laboratory and offices of the company.

•

A current part for an amount of €1.69 million with a short maturity and relating to an escrow account opened under an agreement with a third party involved in the collaboration with AbbVie. This escrow account will be released to the Group or to the third party under certain conditions after the completion of the work plan of the related collaboration agreement with AbbVie.

4.7         Trade and other receivables

The trade and other receivables are composed of receivables which are detailed below:

	Year Ended
	December 31,
(in thousands of €)	2017	2016	2015
VAT receivable	€317	€278	€175
Trade receivables	845	1,118	719
Other receivables	750	—	—
Interest receivable	—	6	17
VLAIO grant receivable	930	568	445
	€2,842	€1,970	€1,356

The nominal amounts of all trade and other receivables approximate their respective fair values. The VAT receivable relates to VAT amounts to be recovered in the first quarter of 2018.

Trade receivables correspond to amounts invoiced to the collaborators or strategic allies of the Group. No bad debt allowance was recorded nor were any trade receivables impaired on December 31, 2017 and December 31, 2016. The amount of €0.8 million in “Other receivables” relates to the short-term part of the receivable with FairJourney Biologics LDA described in note 4.4. The Flanders Innovation and Entrepreneurship Agency grant to receive consists of earned income from government grants for which no payments have been received but for which the relating expenditures have been incurred.

For more information on the Flanders Innovation and Entrepreneurship Agency grants to receive, see note 5.2.

4.8         Prepaid expenses

The prepaid expenses on December 31, 2017 amounted to €2.3 million compared to €2.1 million on December 31, 2016. On December 31, 2017, the prepaid expenses related to (i) a €1.0 million upfront reservation fee paid in 2017 to a third-party drug product manufacturer, (ii) a €0.5 million license fee paid to a third party involved in the license agreement signed with AbbVie in April 2016, this amount being recognized as expense in the statement of profit and loss over the period of the agreement, and (iii) a €0.9 million to insurance prepayments and prepayments for other invoices for which the services will be rendered in future periods.

4.9         Current financial assets

On December 31, 2017, the current financial assets amounted to €168.9 million compared to €6.8 million on December 31, 2016. These current financial assets relate to:

•

Financial instruments in the form of money market funds with a recommended investment horizon of 6 months. These funds are highly liquid investments and can be readily converted into a known amount of cash, but because of their historical volatility these funds cannot be classified as cash and cash equivalents. Values recognized on the balance sheet are the fair values.

•	A USD term account with a maturity of 6 months.

Please also refer to note 6.1 for more information on the financial instruments.

4.10         Cash and cash equivalents

	Year Ended
	December 31,
(in thousands of €)	2017	2016	2015
Cash equivalents	€25,000	€54,500	€11,006
Cash and bank balances	165,867	35,397	24,508
	€190,867	€89,897	€35,514

On December 31, 2017, cash and cash equivalents amounted to €190.9 million compared to €89.9 million on December 31, 2016 and included cash equivalents and cash and bank balances held in different banks. Cash positions are invested with preferred financial partners, which are mostly considered to be high quality financial institutions with sound credit ratings, or in highly rated money market funds. Policies are in place that limit the amount of credit exposure to any one financial institution (see also note 6.4).

4.11       Shareholders’ capital

Roll forward of number of shares outstanding:

Number of shares outstanding on January 1,2015	15,705,112
Exercise of Options on September 1,2015	97,655
Number of shares outstanding on December 31,2015	15,802,767
Private placement (Federated Investment) on January 20, 2016	1,480,420
Exercise of Options on February 15, 2016	2,200
Exercise of Options on March 16, 2016	10,000
Exercise of Options on April 21, 2016	10,000
Exercise of Options on May 27 , 2016	33,092
Private placement (Sunflower) on June 1, 2016	2,703,000
Exercise of Options on September 26, 2016	70,000
Exercise of Options on October 17, 2016	15,000
Number of shares outstanding on December 31, 2016	20,126,479
U.S. initial public offering on Nasdaq on May 17, 2017	5,865,000
Over-allotment option exercised by underwriters on May 19, 2017	879,750
Exercise of Options on August 24, 2017	5,000
Exercise of Options on September 1, 2017	15,000
Exercise of Options on October 2, 2017	1,400
Exercise of Options on November 7, 2017	950
Exercise of Options on November 14, 2017	4,260
Exercise of Options on November 15, 2017	40,750
Exercise of Options on November 21, 2017	53,092
Exercise of Options on November 22, 2017	7,730
Exercise of Options on December 4, 2017	65,380
U.S. second public offering on Nasdaq on December 13, 2017	4,440,000
Over-allotment option exercised by underwriters on December 14, 2017	666,000
Exercise of Options on December 18, 2017	9,850
Number of shares outstanding on December 31,2017	32,180,641

New shares issued during 2016

In January 2016, U.S. funds advised by subsidiaries of Federated Investors, Inc. purchased 1,480,420 new shares issued by the Company, and subsequently in June 2016, following a private placement, 2,703,000 additional new shares were issued to institutional investors. 140,292 new shares were also issued in 2016 as a result of the exercise of stock options under the argenx Employee Stock Option Plan.

This resulted in a total of 20,126,479 ordinary shares with a nominal value of €0.1 per share on December 31, 2016. At the same date, the authorized unissued share capital of the Company amounted to €4.5 million divided into 45 million ordinary shares.

New shares issued during 2017

On May 17, 2017, argenx SE offered 5,865,000 of its ordinary shares through an initial public offering in the United States in the form of ADSs at a price to the public of $17.00 per ADS, before underwriting discounts and commissions and offering expenses. On May 19, 2017, the underwriters of the offering exercised their over-allotment option to purchase 879,750 additional ADSs in full. As a result, argenx SE received €102.1 million of total gross proceeds from the offering, decreased by €9.6 million of underwriter discounts and commissions, and offering expenses, of which €8.9 million has been deducted from equity. The total net cash proceeds from this offering amounted to €92.5 million.

On December 14, 2017, argenx SE offered 4,440,000 of its ordinary shares through a public offering in the United States in the form of ADSs at a price to the public of $52.00 per ADS, before underwriting discounts and commissions and offering expenses. On December 15, 2017, the underwriters of the offering exercised their over-allotment option to purchase 666,000 additional ADSs in full. As a result, argenx SE received €225.6 million of gross proceeds from this offering, decreased by €14.3 million of underwriter discounts and commissions, and offering expenses, of which €14.1 million has been deducted from equity. The total net cash proceeds from the Offering amounted to €211.3 million.

For both offerings completed in 2017, the ADSs are evidenced by American Depositary Receipts (ADRs), and each ADS represents the right to receive one ordinary share. These ADSs are listed on the NASDAQ Global Select Market under the symbol “ARGX”.

203,412 new shares were also issued in 2017 as a result of the exercise of stock options under the argenx Employee Stock Option Plan.

This resulted in a total of 32,180,641 ordinary shares with a nominal value of €0.1 per share on December 31, 2017. The extraordinary general meeting of the Company of November 7, 2017 had authorized the board of directors to issue up to a maximum of 20% of the then outstanding share capital for a period of 18 months, or up to a capital increase of €537,852.60 represented by 5,378,526 shares. The board of directors has issued 5,106,000 shares on the occasion of the U.S. public offering in December 2017 and as of December 31, 2017, the existing authorization covered the issuance of up to 272,526 shares.

4.12       Share‑based payments

The Company has a stock options scheme for the employees of the Company and its subsidiaries. In accordance with the terms of the plan, as approved by shareholders, employees may be granted options to purchase ordinary shares at an exercise price as mentioned below per ordinary share.

The Group has granted on June 20, 2017 a total of 120,536 stock options and on December 14, 2017 a total of 653,825 stock options to its employees, Board members and consultants. The total number of stock options outstanding on December 31, 2017 totaled 2,862,216 compared to 2,293,636 on December 31, 2016 and 1,752,926 on December 31, 2015.  No stock options were expired in the years ended December 31, 2017, 2016 and 2015. 203,412 stock options have been exercised in the year ended December 31, 2017 compared to 140,292 in the year ended December 31, 2016 and 97,656 in the year ended December 31, 2015. A total of 2,369 stock options have been forfeited in the year ended December 31, 2017 compared to 31,174 in the year ended December 31, 2016 and 47,333 in the year ended December 31, 2015.

The stock options are granted to employees, consultants or directors of the Company and its subsidiaries. The stock options have been granted free of charge. Each employee’s stock option converts into one ordinary share of the Company upon exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry.

The stock options granted vest, in principle, as follows:

•	1/3rd of the stock options granted will vest on the first anniversary of the granting of the stock options, and
•	1/24th of the remaining 2/3rd of the stock options granted will vest on the last day of each of the 24 months following the month of the first anniversary of the granting of the stock options.

No other conditions are attached to the stock options.

The following share‑based payment arrangements were in existence during the current and prior years and which are exercisable at the end of each period presented:

	Exercise price	Outstanding
	per stock	stock options on
	options	December 31,
Expiry date	(in €)	2017	2016	2015
2019	€3.95	—	—	103,370
2020	3.95	36,960	112,738	62,460
2021	3.95	2,850	3,800	3,800
2022	2.44	—	—	686,732
2023	3.95	—	—	55,747
2024	2.44	314,593	360,787	—
2024	2.44	135,890	169,926	—
2024	3.95	15,692	55,746	—
2024	7.17	516,100	522,500	537,917
2024	2.44	83,820	83,820	—
2025	11.44	39,000	39,000	56,500
2025	10.34	3,000	3,000	3,000
2025	9.47	235,514	235,733	243,400
2026	11.38	60,000	60,000	—
2026	11.47	282,310	283,360	—
2026	14.13	362,126	363,226	—
2027	18.41	120,536	—	—
2027	€21.17	653,825	—	—
		2,862,216	2,293,636	1,752,926

	2017		2016		2015
	Number of	Weighted average	Number of	Weighted average	Number of	Weighted average
	stock options	exercise price	stock options	exercise price	stock options	exercise price
Outstanding at January 1	2,293,636	€7.72	1,752,926	€5.37	1,595,015	€4.39
Granted	774,361	20.74	712,176	12.82	302,900	9.84
Exercised	(203,412)	3.46	(140,292)	3.52	(97,656)	2.44
Forfeited	(2,369)	12.52	(31,174)	10.90	(47,333)	7.17
Outstanding at December 31,	2,862,216	11.54	2,293,636	7.72	1,752,926	5.37
Exercisable at December 31,	1,598,829	€6.80	1,257,091	€4.68	1,366,703	€4.41

The weighted average remaining contractual life of the stock options outstanding amounted to 8.03 years on December 31, 2017 (December 31, 2016: 8.09 years). The table below shows the weighted average remaining contractual life for each range of exercise price:

		Weighted average
		remaining
	Outstanding on	contractual life
Exercise price (in €)	December 31,2017	(in years)
2.44–3.95	589,805	5.81
7.17–9.47	751,614	7.28
10.33–14.13	746,436	8.62
18.41–21.17	774,361	9.88

The fair market value of the stock options has been determined based on the Black and Scholes model. The expected volatility in the model is based on the historical volatility of peer companies and historical volatility of the Group since its initial public offering.

Below is an overview of the parameters used in relation to the grants during 2017:

Stock options granted in	June 2017	Dec 2017
Number of options granted	120,536	653,825
Average fair value of options (in EUR)	€7.90	€37.10
Share price (in EUR)	€17.76	€53.50
Exercise price (in EUR)	€18.41	€21.17
Expected volatility	36.6%	36.1%
Average expected option life (in years)	10	10
Risk‑free interest rate	0.61%	0.53%
Expected dividends	—%	—%

Below is an overview of the parameters used in relation to the grants during 2016:

Stock options granted in	May 2016	June 2016	Dec 2016
Number of options granted	288,950	60,000	363,226
Average fair value of options (in EUR)	€5.32	€5.46	€7.25
Share price (in EUR)	€11.10	€11.36	€14.96
Exercise price (in EUR)	€11.47	€11.38	€14.13
Expected volatility	40.2%	39.6%	38.0%
Average expected option life (in years)	10	10	10
Risk‑free interest rate	0.52%	0.46%	0.67%
Expected dividends	—%	—%	—%

Below in an overview of the parameter used in relation to the grants during 2015:

Stock options granted in	June 2015	Sept 2015	Dec 2015
Number of options granted	56,500	3,000	243,400
Average fair value of options (in EUR)	€7.79	€6.79	€6.25
Share price (in EUR)	€11.58	€10.24	€9.85
Exercise price (in EUR)	€11.44	€10.34	€9.47
Expected volatility	59%	59%	58%
Average expected option life (in years)	10	10	10
Risk‑free interest rate	1.21%	1.08%	0.98%
Expected dividends	—%	—%	—%

The total share‑based payment expense recognized in the consolidated statement of comprehensive income totaled €4.3 million for the year ended December 31, 2017 compared to €2.8 million for the year ended December 31, 2016 and €2.3 million for the year ended December 31, 2015.

4.13       Defined benefit plans

Our personnel in Belgium participated in a defined contribution plan (extra-legal pension). The Belgian defined contribution pension plans were by law subject to minimum guaranteed rates of return, 3.25% on employer contributions and 3.75% on employee contributions. These rates, which apply as an average over the entire career, may be modified by Royal Decree. Therefore, those plans were basically accounted for as defined contribution plans.

As a consequence of the law of December 18, 2015, minimum returns were guaranteed by the employer as follows: (a) for the contributions paid as from January 1, 2016, a new variable minimum return based on OLO rates, with a minimum of 1.75% and a maximum of 3.75%. In review of the low rates of the OLO in the last years, the return has been initially set to 1.75%; (b) for the contributions paid until end of December 2015, the previously applied legal returns as mentioned above, continue to apply until the leaving of the employees.

In view of the minimum returns guarantees, the Belgian defined contribution plans classify as defined benefit plans as from end December 2015.

As at December 31, 2015, a net liability of €10 thousand was recognized in the balance sheet as the minimum rates of return to be guaranteed by the employer were closely matched by the rates of return guaranteed by the insurer. As at December 31, 2016 and 2017, a net defined benefit obligation of respectively €1 thousand and €25 thousand was recorded.

The amounts recognized in the balance sheet are as follows:

(in thousands of €)	2017	2016	2015
Defined benefit obligation	€1,007	€670	€486
Fair value of plan assets	982	669	486
Deficit / surplus (−) of funded obligations	25	1	—
Net liability (asset)	€25	€1	€—

The movement in the defined benefit obligation, plan assets, net liability and asset over the year is as follows:

(in thousands of €)	2017	2016
Defined benefit obligation at 1 January	€670	€486
Service cost	352	113
Interest expense / income (−)	11	6
Contributions by plan participants	(148)	(64)
Actuarial gains (-) / losses (+)	124	131
Benefits paid / transfers out	(2)	(2)
Defined benefit obligation at 31 December	€1,007	€670

(in thousands of €)	2017	2016
Fair value of plan assets at 1 January	€669	€486
Interest expense / income (−)	10	7
Administrative costs & taxes	(46)	(19)
Contributions by company & participants	423	176
Contributions by plan participants	(148)	(64)
Actuarial gains (+) / losses (-)	76	85
Benefits paid / transfers out	(2)	(2)
Fair value of plan assets at 31 December	€982	€669

In the income statement, current service cost and interest expense or income are included in the operating loss.

The Group’s estimated employer contributions for 2017 amount to €0.3 million compared to €0.1 million in 2016. Plan assets on December 31, 2016 and 2017 consisted fully of insurance contracts and did not include direct positions in the Company’s shares or bonds, nor do they include any property used by the Company. As the insurance contracts match the benefits payable by the plan, the plan assets correspond to the present value of the related obligations.

The principal actuarial assumption on the balance sheet date (weighted averages based on outstanding defined benefit obligation) was:

Actuarial assumption	2017	2016
Discount rate	1.3%	1.3%

The duration of the benefit obligations equals 21 years. Sensitivity analyses show the following effects:

Sensitivity analysis	Change in	Impact on defined‑
(in thousands of €)	assumption	benefit obligation		%
Discount rate	−0.25%	Increase by	35.9	3.56%
Discount rate	0.25%	Decrease by	31.0	(3.08)%

The above analyses were done on a mutually exclusive basis, and holding all other assumptions constant. Through its defined benefit plan, the Group is exposed to a number of risks, the most significant of which are detailed below:

Asset volatility	The plan liabilities are calculated using a discount rate set with reference to corporate bond yields; if plan assets underperform this yield, this will create a deficit.
Changes in bond yields	A decrease in corporate bond yields will increase plan liabilities, although this will be partially offset by an increase in the value of the plan’s bond holdings.
Salary risk

The majority of the plan’s benefit obligations are calculated by reference to the future salaries of plan members. As such, a salary increase of plan members higher than expected will lead to higher liabilities.

Longevity risk	Belgian pension plans provide for lump sum payments upon retirement. As such there is limited or no longevity risk.

The weighted average age of the plan participants equals 46 years on December 31, 2017 compared to 48 years on December 31, 2016.

4.14       Trade and other payables

	Year Ended
	December 31,
(in thousands of €)	2017	2016	2015
Trade payables	€4,395	€4,385	€1,886
Accruals for invoices to be received	4,046	5,444	1,239
Short-term employee benefits	6,844	2,362	1,418
	€15,285	€12,191	€4,543

Trade payables correspond primarily to clinical and manufacturing activities. The fair value of trade payables approximates their carrying amount, no trade payables were overdue.

The accruals for invoices to be received amount to €4.0 million for the year ended December 31, 2017 and relate to invoices to be received from clinical manufacturing organizations for the manufacturing of drug products to be used in clinical trials and from clinical research organization for expenses incurred in relation with ongoing clinical trials were not yet charged to the Group on December 31, 2017.

Short‑term employee benefits include payables and accruals for salaries and bonuses to be paid to the employees of the Group.

4.15      Current tax liability

As part of its business restructuring, the Group transferred the legal ownership of its intellectual property rights from the Dutch argenx SE to its wholly owned Belgian subsidiary, argenx BVBA effective as of January 1, 2017. The tax consequences of this transaction for argenx SE have been agreed with the Dutch tax authorities on March 23, 2017, and relate to:

(i)	The at arm’s length compensation for the Company being fixed at €79.9 million; and
(ii)	the right to offset the full amount of the Company’s tax loss carry forward of €77.5 million against this compensation.

Hence, the business restructuring has resulted in a taxable amount for argenx SE of €2.4 million subject to a Dutch corporate income tax rate of 25%, or a tax amount of €0.6 million.

For the same business restructuring, there is also a tax ruling pending in Belgium, and if approved as currently proposed, the restructuring will result in additional tax deductible costs for argenx BVBA of €79.9 million. The Group cannot assure that it will obtain the tax ruling from the Belgian tax authorities, and it may not be allowed to treat the aforementioned amount as a tax deductible cost in the Belgian subsidiary. Accordingly, no deferred tax asset has been recognized in respect of these tax operating losses.

4.16       Deferred revenue

Deferred revenue relates to cash received from collaboration and strategic alliances prior to completion of the earnings process. On December 31, 2017, deferred revenue amounted to €10.1 million compared to €30.2 million at the same date in 2016, and included €9.8 million related to the upfront payment received from AbbVie in April 2016, and €0.3 million related to the upfront payment received from LEO Pharma in May 2015. These payments are recognized as revenue over the estimated duration of the Group’s involvement in the research and development programs provided for under the terms of the agreements.